CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	$ (12,544)	$ 16,488	$ 27,396
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	37,413	30,394	19,912
Share-based compensation expenses	1,941	1,949	9,153
Loss on disposal of property and equipment	276	281	1
Loss on liquidation of a subsidiary		106
Gain from disposal of cost method investment		(1,772)
Allowance for doubtful accounts	6,136	8,509	3,758
(Gain)/ loss from equity method investments	9,547	1,732	(521)
Fair value change of previously held 33% equity interest of Shanghai Huajian Health Examination Management Co., Ltd			(883)
Changes in assets and liabilities
Accounts receivable	(16,271)	(22,632)	(22,324)
Inventories	(3,103)	(1,279)	(698)
Prepaid expenses and other current assets	3,165	(10,069)	(5,300)
Deferred tax assets	(11,476)	(8,296)	(2,147)
Rental deposit and other long-term assets	(2,150)	(2,781)	(2,253)
Accounts payable	9,337	4,766	6,115
Accrued expenses and other current liabilities	18,741	3,979	2,123
Income tax payable	4,368	702	1,129
Deferred revenues	6,846	23,914	6,546
Deferred government subsidy		(61)	(47)
Deferred tax liabilities	(2,183)	(2,328)	(863)
Net cash generated from operating activities	50,043	43,602	41,097
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	30,124	20,772	(36,232)
Term deposits	7,679	2,361	(14,621)
Purchase of property and equipment	(63,389)	(37,024)	(39,767)
Purchase of intangible assets		(157)	(339)
Payments for business acquisitions (net of cash acquired of $1,270, $10,165 and $6 for years ended March 31, 2015, 2016 and 2017, respectively)	(2,371)	(37,249)	(56,654)
Payment for long-term investments	(5,473)	(204,414)
Return of prepayment for long-term investments	4,000
Proceeds from sale of cost method investment		1,897
Loan provided to a related party	(2,508)	(4,719)
Repayment of loan by a related party	2,324		1,291
Payment of loan receivables		(1,000)	(740)
Net cash used in investing activities	(32,011)	(261,533)	(147,062)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from issuance of common shares upon initial public offering			135,819
Proceeds from issuance of common shares upon Green Shoe			13,399
Payments of initial public offering cost			(3,574)
Proceeds from exercise of share options	1,324	8,035	824
Capital contribution from non-controlling interest shareholders	134	567	58
Payments for business acquisitions		(1,853)	(1,329)
Payments for assets acquisition			(32)
Proceeds from long-term loans		220,223
Proceeds from short-term borrowings	37,176	54,126	59,404
Proceeds from long-term borrowings		12,521
Repayments of long-term loans	(29,741)
Repayments of short-term borrowings	(60,610)	(55,359)	(20,860)
Repayments of long-term borrowings			(1,869)
Net cash provided by (used in) financing activities	(52,421)	237,465	173,570
Effect of exchange rate on cash and cash equivalents	(8,824)	(8,759)	(490)
Net increase (decrease) in cash and cash equivalents	(43,213)	10,775	67,115
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	108,111	97,336
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	64,898	108,111	97,336
Supplemental cash flow information
Income tax paid	11,649	13,327	13,678
Interest paid	3,600	1,957	2,392
Supplemental non-cash financing and investing activities
Payable for business acquisitions	6,436	9,350	11,795
Payable for purchase of long term investments		3,743
Payable for purchase of property and equipment	11,830	7,109	7,902
Prepayment for business acquisitions	3,322	10,570	22,215
Prepayment for long term investments		4,000
Prepayment for purchase of property and equipment	12,677	11,318	5,435
iKang Shanghai Xikang Road
CASH FLOW FROM FINANCING ACTIVITIES
Purchase of non-controlling interest of Shanghai Guobin Medical Center Co., Ltd.			(8,077)
Shenzhen Hospital Management
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of non-controlling interest	(2,397)
iKang Shanghai Gubei
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of non-controlling interest		(788)
CASH FLOW FROM FINANCING ACTIVITIES
Dividend distribution to a non-controlling interest shareholder		(545)
Beijing Tianzhikangjian
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of non-controlling interest		(1,212)
MediFast
CASH FLOW FROM FINANCING ACTIVITIES
Dividend distribution to a non-controlling interest shareholder	$ (704)	$ (250)	$ (193)